December 8, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Integrity Managed Portfolios
(Registration Nos. 33-36324 and 811-06153)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 28, 2011.

Integrity Managed Portfolios

By: /s/ Adam Forthun

Treasurer